Note 9 - Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
	Year ended December 31,
[US$ thousands, except per ADS and share amounts]	2019	2020	2021
Profit (loss) from continuing operations	40,739	37,432	(43,149)
Profit (loss) from discontinued operations	17,161	141,742	(816)
Net income (loss) attributable to the owners of the parent for basic and diluted earnings	57,899	179,174	(43,964)
Issued ordinary shares at beginning of period	220,119,343	237,826,326	228,285,684
Effect of shares issued	7,422,487	1,889,770	2,165,283
Effect of shares bought to treasury	(2,913,330)	(5,146,244)	(164,324)
Basic weighted-average number of ordinary shares in the period	224,628,500	234,569,852	230,286,642
ADS equivalent of basic weighted-average number of ordinary shares	112,314,250	117,284,926	115,143,321
Effect of employee equity grants	4,437,167	2,816,613	-
Diluted weighted-average number of ordinary shares in the period	229,065,667	237,386,466	230,286,642
ADS equivalent of diluted weighted-average number of ordinary shares	114,532,833	118,693,233	115,143,321

Earnings per ADS and per share for profit (loss) from continuing operations:
Basic earnings per ADS, US$	0.36	0.32	(0.37)
Diluted earnings per ADS, US$	0.36	0.32	(0.37)
Basic earnings per share, US$	0.18	0.16	(0.19)
Diluted earnings per share, US$	0.18	0.16	(0.19)
Earnings per ADS and per share for net income (loss):
Basic earnings per ADS, US$	0.52	1.53	(0.38)
Diluted earnings per ADS, US$	0.51	1.51	(0.38)
Basic earnings per share, US$	0.26	0.76	(0.19)
Diluted earnings per share, US$	0.25	0.75	(0.19)